Cash and cash equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Cash and banks	$ 424,258	$ 352,814
Term deposits	196,279	104,445
Total cash and cash equivalents	$ 620,537	$ 457,259